Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Assets and Liabilities from Acquisitions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Reinsurance Contract Assets	$ 28,616,023	$ 98,766
Business Combination
Disclosure of subsidiaries [line items]
Cash and Due from Banks	2,556,085
Investments	76,867,608
Property, Plant and Equipment	2,369,457
Reinsurance Contract Assets	16,064,907
Other Assets	12,366,070
Total Assets	110,224,127
Provisions	561,774
Insurance Contracts Liabilities	85,121,978
Other Liabilities	8,422,642
Total Liabilities	94,106,394
Net Assets	16,117,733
Minority Interest	(91,245)
Net Assets Acquired	$ 16,026,488